Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property and equipment [Line Items]
Beginning balance	₩ 177,865,308	₩ 173,134,638
Acquisitions	14,667,574	12,486,698
Disposals	(531,059)	(756,967)
Depreciation	(12,868,596)	(12,304,766)
Impairment	(17,031)	97,425
Others	759,339	5,208,280
Ending balance	179,875,535	177,865,308
Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	301,417,289
Ending balance	314,879,755	301,417,289
Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(122,280,663)
Ending balance	(133,721,042)	(122,280,663)
Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(756,064)
Ending balance	(749,537)	(756,064)
Government grants
Changes in property and equipment [Line Items]
Beginning balance	(515,254)
Ending balance	(533,641)	(515,254)
Land
Changes in property and equipment [Line Items]
Beginning balance	14,243,532
Ending balance	14,370,684	14,243,532
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	14,270,937	14,107,965
Acquisitions	23,519	9,535
Disposals	(15,302)	(49,377)
Depreciation	0	0
Impairment	0	0
Others	118,934	202,814
Ending balance	14,398,088	14,270,937
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,298,409
Ending balance	14,426,253	14,298,409
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Land | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(27,472)
Ending balance	(28,165)	(27,472)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(27,405)	(23,474)
Acquisitions	0	0
Disposals	1	1
Depreciation	0	0
Impairment	0	0
Others	0	(3,932)
Ending balance	(27,404)	(27,405)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	13,241,763
Ending balance	13,313,977	13,241,763
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,292,200	12,926,226
Acquisitions	3,706	3,202
Disposals	(6,221)	(19,918)
Depreciation	(938,549)	(906,528)
Impairment	0	(449)
Others	1,009,068	1,289,667
Ending balance	13,360,204	13,292,200
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	24,230,827
Ending balance	25,236,830	24,230,827
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(10,931,672)
Ending balance	(11,870,875)	(10,931,672)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(6,955)
Ending balance	(5,751)	(6,955)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(50,437)	(52,122)
Acquisitions	0	0
Disposals	0	0
Depreciation	5,070	5,360
Impairment	0	0
Others	(860)	(3,675)
Ending balance	(46,227)	(50,437)
Structures
Changes in property and equipment [Line Items]
Beginning balance	50,283,627
Ending balance	50,732,120	50,283,627
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	50,449,235	48,290,052
Acquisitions	18,486	217,450
Disposals	(311,877)	(277,308)
Depreciation	(2,828,065)	(2,677,395)
Impairment	0	(3,669)
Others	3,562,222	4,900,105
Ending balance	50,890,001	50,449,235
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	83,055,890
Ending balance	86,010,823	83,055,890
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(32,596,265)
Ending balance	(35,111,297)	(32,596,265)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(10,390)
Ending balance	(9,525)	(10,390)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(165,608)	(172,021)
Acquisitions	0	0
Disposals	1,611	1,250
Depreciation	9,562	9,568
Impairment	0	0
Others	(3,446)	(4,405)
Ending balance	(157,881)	(165,608)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	54,064,659
Ending balance	53,697,222	54,064,659
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	54,191,785	51,755,382
Acquisitions	184,532	248,932
Disposals	(195,673)	(188,924)
Depreciation	(6,062,471)	(5,748,407)
Impairment	(6,331)	(33,191)
Others	5,705,204	8,157,993
Ending balance	53,817,046	54,191,785
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	108,749,243
Ending balance	113,735,035	108,749,243
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(54,015,594)
Ending balance	(59,381,603)	(54,015,594)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(541,864)
Ending balance	(536,386)	(541,864)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(127,126)	(140,082)
Acquisitions	0	0
Disposals	1,230	405
Depreciation	17,413	17,283
Impairment	0	0
Others	(11,341)	(4,732)
Ending balance	(119,824)	(127,126)
Ships
Changes in property and equipment [Line Items]
Beginning balance	13,476
Ending balance	12,365	13,476
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,476	177
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,812)	(1,053)
Impairment	0	0
Others	701	14,352
Ending balance	12,365	13,476
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,264
Ending balance	17,845	17,264
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(3,788)
Ending balance	(5,480)	(3,788)
Ships | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Ships | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	85,642
Ending balance	80,537	85,642
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	87,687	89,257
Acquisitions	5,778	1,813
Disposals	(76)	(88)
Depreciation	(40,760)	(41,907)
Impairment	0	0
Others	30,745	38,612
Ending balance	83,374	87,687
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	393,046
Ending balance	421,349	393,046
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(305,242)
Ending balance	(337,859)	(305,242)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(117)
Ending balance	(116)	(117)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(2,045)	(1,675)
Acquisitions	0	0
Disposals	0	0
Depreciation	960	663
Impairment	0	0
Others	(1,752)	(1,033)
Ending balance	(2,837)	(2,045)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	429,133
Ending balance	424,943	429,133
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	435,741	397,183
Acquisitions	62,291	79,369
Disposals	(264)	(183)
Depreciation	(206,894)	(205,908)
Impairment	0	(1)
Others	140,001	165,281
Ending balance	430,875	435,741
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,168,348
Ending balance	2,341,242	2,168,348
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,732,564)
Ending balance	(1,909,992)	(1,732,564)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(43)
Ending balance	(375)	(43)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(6,608)	(149)
Acquisitions	0	0
Disposals	0	0
Depreciation	2,011	494
Impairment	0	0
Others	(1,335)	(6,953)
Ending balance	(5,932)	(6,608)
Tools
Changes in property and equipment [Line Items]
Beginning balance	178,402
Ending balance	164,412	178,402
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	178,501	183,065
Acquisitions	30,598	25,291
Disposals	(364)	(180)
Depreciation	(78,487)	(77,902)
Impairment	0	0
Others	34,226	48,227
Ending balance	164,474	178,501
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,306,509
Ending balance	1,354,532	1,306,509
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,128,002)
Ending balance	(1,190,057)	(1,128,002)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(6)
Ending balance	(1)	(6)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(99)	(64)
Acquisitions	0	0
Disposals	0	0
Depreciation	38	32
Impairment	0	0
Others	(1)	(67)
Ending balance	(62)	(99)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	27,905,545
Ending balance	31,835,028	27,905,545
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	28,041,471	30,156,094
Acquisitions	14,069,968	11,671,907
Disposals	(1,511)	(197,293)
Depreciation	0	0
Impairment	(10,700)	134,735
Others	(10,090,726)	(13,723,972)
Ending balance	32,008,502	28,041,471
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	28,064,266
Ending balance	32,031,297	28,064,266
Construction in progress | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(22,795)
Ending balance	(22,795)	(22,795)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(135,926)	(111,822)
Acquisitions	5,544	23,155
Disposals	0	17
Depreciation	0	0
Impairment	0	0
Others	(43,092)	(47,276)
Ending balance	(173,474)	(135,926)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	3,711,125
Ending balance	3,363,743	3,711,125
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	3,711,125	4,059,397
Acquisitions	261,862	197,016
Disposals	(2,613)	(2,838)
Depreciation	(536,517)	(509,068)
Impairment	0	0
Others	(70,114)	(33,382)
Ending balance	3,363,743	3,711,125
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	5,992,724
Ending balance	6,041,794	5,992,724
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,281,599)
Ending balance	(2,678,051)	(2,281,599)
Right-of-use assets | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	11,288,967
Ending balance	9,733,574	11,288,967
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	11,288,967	8,925,388
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,251,446)	(1,133,866)
Impairment	0	0
Others	(303,947)	3,497,445
Ending balance	9,733,574	11,288,967
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,620,603
Ending balance	17,007,088	17,620,603
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(6,185,214)
Ending balance	(7,127,091)	(6,185,214)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,422)
Ending balance	(146,423)	(146,422)
Retirements, property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,419,437
Ending balance	2,146,930	2,419,437
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,419,437	2,745,861
Acquisitions	1,290	9,028
Disposals	0	(22,531)
Depreciation	(958,649)	(1,036,132)
Impairment	0	0
Others	684,852	723,211
Ending balance	2,146,930	2,419,437
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	15,520,160
Ending balance	16,255,667	15,520,160
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(13,100,723)
Ending balance	(14,108,737)	(13,100,723)
Other property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	₩ 0	₩ 0